Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Store State Entity	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	4
Allowance for doubtful accounts	$ 18,345	$ 11,315
Capitalized vendor rebates	22,961	22,692
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	21,023	16,707
Selling, general and administrative expense	1,221,382	1,058,316	833,051
Cash discounts recorded as a reduction of inventories	19,158	17,893
Finance lease ROU assets	14,480	11,489
Finance lease liabilities	$ 14,865	$ 11,762
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 86,620	$ 70,453	55,019
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 25,884	$ 21,552	$ 12,588
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Sales Revenue, Net [Member] | Product Concentration Risk
Significant Accounting Policies [Line Items]
Percentage of Service Revenue	1.00%	1.00%	1.00%
Buildings and Improvements | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware And Software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	673
Number of states in which entity operates | State	42